Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale

As of December 31, 2012
U.S. Government sponsored entities	$—	$7	$—	$7
Corporate debt obligations	—	1,524	—	1,524
Residential mortgage-backed securities	—	12,899	—	12,899
Collateralized mortgage-backed securities		968	6	974
Collateralized debt obligations	—	—	3,936	3,936
Total	$—	$15,398	$3,942	$19,340

As of December 31, 2011
U.S. Government sponsored entities	$—	$1,011	$—	$1,011
Corporate debt obligations	—	1,486	—	1,486
Residential mortgage-backed securities	—	14,461	—	14,461
Collateralized mortgage-backed securities		1,437	157	1,594
Collateralized debt obligations	—	—	3,965	3,965
Total	$—	$18,395	$4,122	$22,517

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the years ended December 31:

	Securities Available for Sale
	2012	2011
	(Amounts in thousands)
Beginning balance at January 1,	$4,122	$4,560
Total net losses included in:
Net loss – CMO's	(128)	(129)
Other comprehensive loss – CDO's	(52)	(107)
Settlements	—	(202)
Net transfers into Level 3	—	—
Ending balance December 31,	$3,942	$4,122

Fair Value on a Non-recurring Basis
Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2012
Collateral dependent impaired loans	$—	$—	$56,620	$56,620
OREO	—	—	26,057	26,057

As of December 31, 2011
Collateral dependent impaired loans	$—	$—	$72,958	$72,958
OREO	—	—	19,410	19,410

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2012 and December 31, 2011:
	Level in Fair Value Hierarchy	December 31, 2012		December 31, 2011
		Carrying Value	Fair Value	Carrying Value	Fair Value
		(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	Level 1	$76,866	$76,866	$110,228	$110,228
Investment securities AFS	(1)	19,340	19,340	22,517	22,517
Investment securities HTM	Level 2	2,066	2,239	2,032	2,080
Restricted stock	Level 2	2,223	2,223	3,565	3,565
Loans held for sale	Level 2	495	495	225	225
Loans, net	(2)	610,776	632,723	605,794	622,801
Accrued interest receivable	Level 2	2,727	2,727	3,039	3,039

Financial Liabilities:
Demand and savings deposits	Level 2	$367,158	$367,158	$356,440	$356,440
Time deposits	Level 2	270,049	271,786	278,415	280,147
Borrowings	Level 2	43,851	42,849	74,010	79,997
Accrued interest payable	Level 2	537	537	618	618